Property, plant and equipment ('PP&E') (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Carrying amount at beginning of period	€ 18,601,000	€ 2,440,000
Additions	718,000	924,000
Depreciation	(2,329,000)	(2,355,000)
Recognition of right-of-use asset (note 25)	121,000	16,332,000
Effect of lease modification (note 25)		1,260,000
Adjustment of right-of-use asset (note 25)	415,000
Disposals	(59,000)
Movement for the period	(1,134,000)	16,161,000
Carrying amount at end of period	17,467,000	18,601,000
Research and development costs
Property, Plant and Equipment
Depreciation	(1,692,000)	(1,789,000)
General and administrative costs
Property, Plant and Equipment
Depreciation	(637,000)	(566,000)
Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	17,311,000	1,225,000
Additions	70,000	244,000
Depreciation	(1,884,000)	(1,750,000)
Recognition of right-of-use asset (note 25)	121,000	16,332,000
Effect of lease modification (note 25)		1,260,000
Adjustment of right-of-use asset (note 25)	415,000
Transfer	(19,000)
Movement for the period	(1,297,000)	16,086,000
Carrying amount at end of period	16,014,000	17,311,000
Right-of-use assets	15,568,000	16,775,000
Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	1,215,000	1,058,000
Additions	643,000	655,000
Depreciation	(394,000)	(498,000)
Transfer	27,000
Disposals	(59,000)
Movement for the period	217,000	157,000
Carrying amount at end of period	1,432,000	1,215,000
Other
Property, Plant and Equipment
Carrying amount at beginning of period	75,000	157,000
Additions	5,000	25,000
Depreciation	(51,000)	(107,000)
Transfer	(8,000)
Movement for the period	(54,000)	(82,000)
Carrying amount at end of period	21,000	75,000
Cost
Property, Plant and Equipment
Carrying amount at beginning of period	26,625,000	8,109,000
Carrying amount at end of period	27,820,000	26,625,000
Cost | Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	21,644,000	3,808,000
Carrying amount at end of period	22,231,000	21,644,000
Cost | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	3,634,000	2,979,000
Carrying amount at end of period	4,245,000	3,634,000
Cost | Other
Property, Plant and Equipment
Carrying amount at beginning of period	1,347,000	1,322,000
Carrying amount at end of period	1,344,000	1,347,000
Accumulated depreciation
Property, Plant and Equipment
Carrying amount at beginning of period	(8,024,000)	(5,669,000)
Carrying amount at end of period	(10,353,000)	(8,024,000)
Accumulated depreciation | Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	(4,333,000)	(2,583,000)
Carrying amount at end of period	(6,217,000)	(4,333,000)
Accumulated depreciation | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	(2,419,000)	(1,921,000)
Carrying amount at end of period	(2,813,000)	(2,419,000)
Accumulated depreciation | Other
Property, Plant and Equipment
Carrying amount at beginning of period	(1,272,000)	(1,165,000)
Carrying amount at end of period	€ (1,323,000)	€ (1,272,000)